Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

December 22, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Variable Insurance Trust (the “Trust”)
(File Nos. 333-37115 and 811-08399)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(b) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 37 (“PEA 37”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 39 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made to update certain information and make other non-material changes to Post-Effective Amendment No. 35, filed on October 3, 2008, which was made to register the Administrative and Advisor Class shares of the PIMCO Global Multi-Asset Portfolio, a new series of the Registrant.

We hereby represent that PEA 37 does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3376.

Sincerely,

/s/ Christopher S. Ha

Christopher S. Ha

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